Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Stock [Member]	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	NCI
Beginning Balance at Dec. 31, 2023	$ 12,088	$ 8,462	$ 1,422	$ 82	$ 305	$ 1,803	$ 14
Net income of Emera Inc.	568	0	0	0	0	567	1
Other comprehensive income (loss), net of tax expense/recovery	956	0	0	0	956	0	0
Dividends declared on preferred stock (note 29)	(73)	0	0	0	0	(73)	0
Dividends declared on common stock	(829)	0	0	0	0	(829)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	261	261	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	291	291	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	30	28	0	2	0	0	0
Other	(1)	0	0	0	0	0	(1)
Ending Balance at Dec. 31, 2024	13,291	9,042	1,422	84	1,261	1,468	14
Net income of Emera Inc.	1,090	0	0	0	0	1,089	1
Other comprehensive income (loss), net of tax expense/recovery	(388)	0	0	0	(388)	0	0
Dividends declared on preferred stock (note 29)	(75)	0	0	0	0	(75)	0
Dividends declared on common stock	(868)	0	0	0	0	(868)	0
Issued under the at-the-market program ("ATM"), net of after-tax issuance costs	9	9	0	0	0	0	0
Issued under the Dividend Reinvestment Program ("DRIP"), net of discount	293	293	0	0	0	0	0
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	44	42	0	2	0	0	0
Other	0	1	0	0	0	0	(1)
Ending Balance at Dec. 31, 2025	$ 13,396	$ 9,387	$ 1,422	$ 86	$ 873	$ 1,614	$ 14